Details of Significant Accounts - Warrant liabilities (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Oct. 27, 2022 USD ($) shares	Jan. 07, 2021 shares	Jun. 30, 2023 D $ / shares shares
Disclosure of financial liabilities [line items]
Number of shares called by each warrant			20,850,000
Forward Purchase Agreements
Disclosure of financial liabilities [line items]
Number of Forward Purchase Shares issued and sold	5,500,000
Aggregate purchase price | $	$ 55,000
Public Warrants and Forward Purchase Warrants | Redemption of Warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares			$ 18.00
Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares			$ 10.00
Private Placement Warrants
Disclosure of financial liabilities [line items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days
Private Placement Warrants | Redemption of Warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares			$ 18.00
Private Placement Warrants | Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares			$ 10.00
Warrant liabilities | Public Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant			11,500,000
Number of warrants issued and sold			11,500,000
Warrant liabilities | Public Warrants and Forward Purchase Warrants | Redemption of Warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares			$ 18.00
Redemption price per warrant (in dollars per share) | $ / shares			$ 0.01
Minimum threshold written notice period for redemption of warrants			30 days
Threshold trading days for redemption of warrants | D			20
Threshold consecutive trading days for redemption of warrants | D			30
Threshold business days before sending notice of redemption to warrant holders			3 days
Warrant liabilities | Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Redemption price per warrant (in dollars per share) | $ / shares			$ 0.10
Minimum threshold written notice period for redemption of warrants			30 days
Warrant liabilities | Private Placement Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant			6,600,000
Number of warrants issued and sold		6,600,000
Warrant liabilities | Forward Purchase Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant			2,750,000
Warrant liabilities | Forward Purchase Warrants | Forward Purchase Agreements
Disclosure of financial liabilities [line items]
Number of warrants issued and sold	2,750,000
Warrant liabilities | Class A Ordinary Shares
Disclosure of financial liabilities [line items]
Number of shares called by each warrant			1
Exercise price of warrants | $ / shares			$ 11.50
Warrant liabilities | Perfect Class A Ordinary Shares | Public Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant			1